SCHEDULE 14A INFORMATION

        Proxy Statement Pursuant to Section 14(a) of the Securities
                Exchange Act of 1934 (Amendment No. _______)

   Filed by the Registrant  [X]
   Filed by a Party other than the Registrant  [ ]

   Check the appropriate box:

[X]Preliminary Proxy Statement     [ ] Confidential, for Use of the
                                          Commission Only (as permitted by
                                          Rule 14a-6(e)(2))
[ ]Definitive Proxy Statement
[ ]Definitive Additional Materials
   [ ]Soliciting Material Pursuant to Rule 14a-11(c) or Rule 14a-12

                                ACXIOM CORPORATION
                    (Name of Registrant as Specified in Its Charter)

       (Name of Person(s) Filing Proxy Statement, if other than the Registrant)

   Payment of Filing Fee (Check the appropriate box):

   [X]  $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-
        6(i)(2) or Item 22(a)(2) of Schedule 14A.
   [ ] $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).
   [ ]  Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and
        0-11.

        (1) Title of each class of securities to which transaction applies:

        (2) Aggregate number of securities to which transaction applies:

     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):

     (4) Proposed maximum aggregate value of transaction:

        (5) Total fee paid:

   [ ]  Fee paid previously with preliminary materials.

   [ ] Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

     (1) Amount Previously Paid:

     (2) Form, Schedule or Registration Statement No.:

     (3) Filing Party:

     (4) Date Filed:
                              ACXIOM CORPORATION

                   NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                          To Be Held August 2, 1995

                                    ACXIOM

   To the Shareholders of Acxiom Corporation:

        Notice is hereby given that the Annual Meeting of Shareholders of Acxiom Corporation will be held at the Company's corporate offices at 301 Industrial Boulevard, Conway, Arkansas on Wednesday, August 2, 1995, at 10:00 a.m. for the following purposes:

        1.   To elect three directors of the Company.

        2. To consider and act upon a proposal to amend the Company's Certificate of Incorporation to increase the number of authorized shares of Common Stock, $.10 par value per share, from 30,000,000 to 60,000,000.

        3. To consider and act upon a proposal to amend the Company's U.S. Stock Option Plan.

        4. To transact such other business as may properly come before the meeting or any adjournment or adjournments thereof.

        Only shareholders of record at the close of business on June 7, 1995, will be entitled to notice of, and to vote at, the meeting.

        You are cordially invited to the meeting. WE ASK THAT YOU SIGN AND RETURN THE ENCLOSED PROXY CARD AS PROMPTLY AS POSSIBLE. A POSTAGE PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE IN RETURNING YOUR PROXY. IF YOU ATTEND THE MEETING, YOU MAY VOTE IN PERSON EVEN IF YOU HAVE PREVIOUSLY MAILED A PROXY CARD.

                              By Order of the Board of Directors


                              Catherine L. Hughes
                                  Secretary
   Conway, Arkansas
   June 14, 1995





                           YOUR VOTE IS IMPORTANT!

                PLEASE SIGN AND RETURN THE ACCOMPANYING PROXY.

                              ACXIOM CORPORATION

                               PROXY STATEMENT
                                     For
                        ANNUAL MEETING OF SHAREHOLDERS
                          To Be Held August 2, 1995


        This Proxy Statement is furnished in connection with the so-licitation of Proxies for use at the Annual Meeting of Shareholders to be held at the Company's corporate offices at 301 Industrial Boulevard, Conway, Arkansas on Wednesday, August 2, 1995, at 10:00 a.m., or any adjournment or adjournments thereof, and is solicited on behalf of the Board of Directors of the Company. The Company's address is P.O. Box 2000, 301 Industrial Boulevard, Conway, Arkansas 72033-2000, and its telephone number is (501) 336-1000. This Proxy material is first being mailed to shareholders on June 14, 1994. Only shareholders of record at the close of business on June 7, 1995, are entitled to notice of, and to vote at, the meeting.

        Any shareholder giving a Proxy has the power to revoke it at any time before its exercise. A Proxy may be revoked by filing with the Secretary of the Company a written revocation or a duly executed Proxy bearing a later date. Proxies solicited herein will be voted in accordance with any directions contained therein, unless the Proxy is received in such form or at such time as to render it ineligible to vote, or unless properly revoked. If no choice is specified, the shares will be voted "FOR" each matter being acted upon.

       If matters of business other than those described in the Proxy properly come before the meeting, the persons named in the Proxy will vote in accordance with their best judgment on such matters. The Proxies solicited herein shall not confer any authority to vote at any meeting of shareholders other than the meeting to be held on August 2, 1995, or any adjournment or adjournments thereof.

       The cost of soliciting these Proxies will be borne by the Company. In addition to solicitation by mail, the Company may make arrangements with brokerage houses and other custodians, nominees and fiduciaries to forward Proxies and Proxy material to their principals and may reimburse them for their expenses in doing so.

                    OUTSTANDING STOCK, VOTING RIGHTS AND
                          VOTE REQUIRED FOR APPROVAL

        The Company's Common Stock, $.10 par value per share ("Common Stock"), issued and outstanding as of May 15, 1995, totaled 22,451,244 shares. This number reflects a two-for-one stock split effected as a stock dividend on January 10, 1995. All references to share numbers herein have been adjusted to reflect the stock split. Each shareholder is entitled to one vote for each share of stock owned of record at the close of business on June 7, 1995. The stock transfer books of the Company will not be closed.

        In order to be elected as a Director of the Company, each nominee must receive the favorable vote of a majority of the votes cast at the meeting for that position. Cumulative voting for directors is not permitted. The proposal to amend the Company's Certificate of Incorporation will be adopted if approved by the holders of a majority of the outstanding shares of Common Stock and will become effective upon the filing of a Certificate of Amendment with the Delaware Secretary of State. The proposal to amend the Company's U.S. Stock Option Plan will be adopted if approved by the holders of a majority of the shares of Common Stock present, or represented, and entitled to vote at the meeting. Shares held by a broker that has indicated that it does not have discretionary authority to vote on a particular matter will be counted as a vote against the proposal to amend the Company's Certificate of Incorporation but will not be deemed present and entitled to vote for purposes of the proposal to amend the U.S. Stock Option Plan. For both the proposal to amend the Certificate of Incorporation and the proposal to amend the U.S. Stock Option Plan, abstentions will have the effect of being a vote against the proposal.

                            PRINCIPAL SHAREHOLDERS

        The following table sets forth, as of May 15, 1995, the only share-holders known to the Company to own more than five percent (5%) of the Company's Common Stock:

                                 Number of Shares
                                  of Common Stock        Percent of
   Name and Address             Beneficially Owned    Outstanding Shares


   Charles D. Morgan, Jr.  . .      3,133,410 <F1>              14%
         Route 5, Box 114-01
       Conway, AR  72032

   Trans Union Corporation . .      3,385,000 <F2>              14.2%
       555 West Adams Street
       Chicago, IL  60661


   William Blair & Company . .      1,418,300 <F3>              6.3%
       222 West Adams Street
       Chicago, IL  60606
   _____________________

   <F1>  Includes 52,160 shares subject to currently exercisable options.

   <F2>  On August 31, 1992 the Company issued a warrant ("Warrant") to
   Trans Union Corporation ("Trans Union") to purchase up to 2,000,000 shares prior to August 31, 2000, at exercise prices ranging from $5.625 per share to $7.125 per share. However, the amount of stock which may be purchased by Trans Union under the Warrant is limited so that Trans Union's total holdings under the Warrant, together with the 960,000 shares currently held by Trans Union which were acquired on August 31, 1992, may not exceed 10% of the Company's then issued and outstanding shares. Based upon the number of shares currently issued and outstand-

   ing, Trans Union would be able to obtain approximately 1,425,000 of the 2,000,000 Warrant shares. Trans Union retains the right, however, to acquire additional shares of Common Stock on the open market which would not be included in determining the number of shares issuable under the Warrant. In addition, effective October 26, 1994, the Company and Trans Union s parent company, Marmon Industrial Corporation ("MIC"), en-tered into a Stock Purchase Agreement wherein the Company agreed to sell, and MIC agreed to buy, 1,000,000 shares of newly issued Common Stock of the Company for $11.96 per share. Allowing for the shares Trans Union can acquire pursuant to the Warrant, Trans Union now benefi-cially owns 2,385,000 shares, which would be 10% of the then issued and outstanding shares following issuance of the Warrant shares. MIC bene-ficially owns 1,000,000 shares, or 4.5%, of the Company's currently issued and outstanding shares. Together, Trans Union and MIC beneficially own 3,385,000, or 14.2%, of the Company's currently issued and outstanding shares.

   <F3>  Based on information contained in a Schedule 13G filed with the
   Securities and Exchange Commission.

             EQUITY OWNERSHIP OF DIRECTORS AND EXECUTIVE OFFICERS

        The following table sets forth certain information, as of May 15, 1995, regarding the beneficial ownership of the Company's Common Stock by its directors, nominees for election as directors, named executive officers in the Summary Compensation Table, and directors and executive officers, as a group.


                                  Number of Shares
                                  of Common Stock         Percent of
   Name of Beneficial Owner     Beneficially Owned    Outstanding Shares


   Dr. Ann H. Die  . . . . . . . . . .                       *
   C. Alex Dietz   . . . . . . . . . .              <F1>     *
   William T. Dillard II   . . . . . .                       *
   Harry C. Gambill  . . . . . . . . .            0          *
   Rodger S. Kline   . . . . . . . . .              <F2>
   Charles D. Morgan, Jr.  . . . . . .              <F3>        %
   Robert A. Pritzker  . . . . . . . .            0 <F4>
   Walter V. Smiley  . . . . . . . . .                       *
   James T. Womble   . . . . . . . . .              <F5>        %
   Paul Zaffaroni  . . . . . . . . . .              <F6>     *
   All directors, nominees and
     executive officers, as a
     group (16 persons) . . . . . . .               <F7>       %
   _______________________
   *Denotes less than 1%.

   <F1> Includes 71,067 shares subject to currently exercisable options.
   <F2> Includes 51,673 shares subject to currently exercisable options.
   <F3> Includes 52,160 shares subject to currently exercisable options.
   <F4> See footnote (2) to the table under the heading "Principal Share-
   holders" regarding shares of the Company's Common Stock beneficially owned by Trans Union and by MIC. Mr. Pritzker, who is an officer and director of such corporations, disclaims beneficial ownership of such shares.
   <F5> Includes 30,256 shares subject to currently exercisable options.
   <F6> Includes 83,065 shares subject to currently exercisable options.
   <F7> Includes 203,003 shares subject to currently exercisable options.

                            ELECTION OF DIRECTORS

        Three persons have been nominated for election as directors at the Annu-al Meeting. Rodger S. Kline, Robert A. Pritzker and James T. Womble current-ly are members of the Board of Directors with terms that expire at the 1995 Annual Meeting. Mr. Pritzker was previously appointed to fill a newly creat-ed position on the Company's Board of Directors on October 26, 1994. Mr. Kline, Mr. Pritzker and Mr. Womble are nominated to serve for terms expiring at the 1998 Annual Meeting. If elected, Mr. Kline, Mr. Pritzker and Mr. Womble will serve with the other five Board members: William T. Dillard II, Harry C. Gambill, and Walter V. Smiley, whose terms expire at the 1996 Annual Meeting, and Dr. Ann H. Die and Charles D. Morgan, Jr., whose terms expire at the 1997 Annual Meeting.

        Unless authority is withheld, the persons named on the Proxy will vote the shares represented thereby for the nominees. While it is not anticipated that any of the nominees will be unable to serve, the persons named on the Proxy may, unless authority is withheld, vote for any substitute nominee pro-posed by the Board of Directors. In the event of any director's death, dis-qualification or inability to serve, the vacancy so arising will be filled by the Board of Directors.

   Nominees and Current Directors

   Dr. Ann H. Die, 50, was elected as a director in 1993. She has served as President of Hendrix College in Conway, Arkansas since 1992. For four years prior, she served as Dean of the H. Sophie Newcomb Memorial College and Asso-ciate Provost at Tulane University and served as Chair of the Newcomb Founda-tion Board of Trustees. Prior to joining Tulane, she was Assistant to the Executive Vice President for Academic and Student Affairs at Lamar Universi-ty. Dr. Die graduated summa cum laude from Lamar University, earned a master's degree from the University of Houston and a Ph.D. in Counseling Psy-chology from Texas A&M University.

   William T. Dillard II, 50, was elected as a director in 1988. He has served since 1968 as a member of the Board of Directors and since 1977 as President and Chief Operating Officer of Dillard Department Stores, Inc. of Little Rock, Arkansas, a regional chain of traditional department stores with 232 retail outlets in 22 states in the Southeast, Southwest and Southern areas of the United States. In addition to Dillard Department Stores, Inc., Mr. Dillard is also a director of Barnes & Noble, Inc., Simon Property Group, Inc. and Texas Commerce Bancshares. He holds a master's degree in business administration from Harvard University and a bachelor's degree in the same field from the University of Arkansas.

   Harry C. Gambill, 49, was appointed to fill a vacancy on the Company's Board of Directors in November, 1992. He has held the positions of Chief Executive

   Officer and President of Trans Union Corporation of Chicago, Illinois since April, 1992. Mr. Gambill joined Trans Union in 1985 as Vice President/ Gen-eral Manager of the Chicago Division. In 1987 he was named Central Region Vice President. In 1990 he was named President of TransAction, and assumed the added title of President of TransMark in 1991. Mr. Gambill is also a director of Associated Credit Bureaus and the International Credit Associa-tion. He holds degrees in business administration and economics from Arkan-sas State University. See "Principal Shareholders" and "Certain Transac-tions."

   Rodger S. Kline, 52, joined the Company in 1973. Since 1975 he has been Ex-ecutive Vice President and a director. In 1988 he assumed the additional responsibilities of Treasurer and Chief Information Officer. In 1991 Mr. Kline was named Chief Operating Officer, Executive Vice President and Trea-surer. Prior to joining the Company, Mr. Kline was employed by IBM Corpora-tion. Mr. Kline holds an electrical engineering degree from the University of Arkansas.

   Charles D. Morgan, Jr., 52, joined the Company in 1972 and has served as Chief Executive Officer and Chairman of the Board of Directors since 1975.
   In 1991 he assumed the additional title of President. He was employed by IBM Corporation prior to joining the Company. Mr. Morgan holds a mechanical en-gineering degree from the University of Arkansas.

   Robert A. Pritzker, 69, was appointed to fill a newly created position on the Company's Board of Directors in October 1994. Since before 1989, Mr. Pritzker has been a director and the Chairman of Trans Union, a director and the President and Chief Executive Officer of Marmon Industrial Corporation and a director and the President of each of Union Tank Car Company, the Marmon, Group, Inc., Marmon Holdings, Inc. and The Marmon Corporation. Mr. Pritzker is also a director of the Hyatt Corporation and is a director and President of GL Sub Company. Mr. Pritzker holds an industrial engineering degree from the Illinois Institute of Technology. See "Principal Sharehold-ers" and "Certain Transactions."

   Walter V. Smiley, 57, was elected as a director in 1983. He served from 1968 until 1989 as Chairman of the Board of Directors and from 1968 until 1985 as Chief Executive Officer of Systematics, Inc., the predecessor of ALLTEL In-formation Services, Inc., an Arkansas based company which provides data pro-cessing services to financial institutions throughout the United States and abroad. Mr. Smiley currently owns and is President of Smiley Investment Cor-poration, a consulting and venture capital firm. Mr. Smiley is also a direc-tor of Southern Development Banc Corp. He holds a master's degree in busi-ness administration and a bachelor's degree in industrial management from the University of Arkansas.

   James T. Womble, 52, joined the Company in 1974. In 1975 he was elected Vice President and a director. In 1982 he was named Executive Vice President. Prior to joining the Company, Mr. Womble was employed by IBM Corporation.
   Mr. Womble holds a degree in civil engineering from the University of Arkan-sas.

   Directors' Meetings and Committees

        The Board of Directors holds quarterly meetings to review significant developments affecting the Company and to act on matters requiring Board ap-proval. The Board currently has three standing committees to assist it in the discharge of its responsibilities: an Audit Committee, a Compensation Committee and an Executive Committee. The Audit Committee, composed during the past fiscal year of outside directors Dr. Ann H. Die, William T. Dillard II, Harry C. Gambill, Walter V. Smiley and, as of October 26, 1994, Robert A. Pritzker, reviews the reports of the auditors and has the authority to inves-tigate the financial and business affairs of the Company. Messrs. Dillard and Smiley also serve on the Compensation Committee which administers cer-tain of the Company's employee benefit plans and approves the compensation paid to executive management. The Executive Committee is responsible for implementing the policy decisions of the Board. Current members of the Exec-utive Committee are Messrs. Kline, Morgan and Womble.

        During the past fiscal year, the Board met four times, the Audit Commit-tee met one time and the Compensation Committee met two times. Action pursu-ant to unanimous written consent in lieu of a meeting was taken two times by the Board of Directors and one time by the Executive Committee. All of the incumbent directors attended at least three-fourths of the aggregate number of meetings of the Board and of the committees on which they served during the past fiscal year.

        THE BOARD OF DIRECTORS RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE ELEC-TION AS DIRECTORS OF THE THREE INDIVIDUALS NAMED ABOVE AS NOMINEES AT THIS YEAR'S ANNUAL MEETING.

                PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION

        The authorized capital stock of the Company presently consists of 30,000,000 shares of Common Stock, $.10 par value per share, and 1,000,000 shares of Preferred Stock, $1.00 par value per share ("Preferred Stock").
   The number of shares of Common Stock outstanding as of May 15, 1995, was 22,451,244. Allowing for the number of shares of Common Stock outstanding or reserved for future issuance, only 3,924,611 authorized shares of Common Stock remain freely available for issuance.

        The Board of Directors has determined that the number of unreserved shares of Common Stock presently available for issuance is not sufficient to provide for future contingencies and needs of the Company, such as possible future financings, business acquisitions, business combinations, stock dis-tributions, or other corporate purposes.

   Proposal to Increase the Number of Authorized Shares of Common Stock

        The Board of Directors has unanimously adopted resolutions setting forth a proposed amendment ("Proposed Amendment") to Article FOURTH of the Company's Certificate of Incorporation that would increase the number of au-thorized shares of Common Stock. Under the Proposed Amendment, the autho-rized shares of Common Stock would be increased to 60,000,000. The resolu-tions adopted by the Board which will be presented for approval by the share-holders at the forthcoming annual meeting are set forth below:

             RESOLVED, that the Corporation's Certificate of Incorporation be amended by changing Article FOURTH so that, as amended, it shall read as follows:

             "FOURTH: AUTHORIZED SHARES. The total number of shares of stock which the Corporation shall have authority to issue is:

                  Sixty million (60,000,000) shares of Common Stock, ten
             cents ($.10) Par Value per common share.

                  One million (1,000,000) shares of Preferred Stock, one
             dollar ($1.00) Par Value per preferred share. The Board of Directors of the Corporation is authorized to provide for the issuance of shares of Preferred Stock in series and to estab-lish from time to time the number of shares to be included in each such series and to fix the designation, powers, prefer-ences and rights of the shares of each such series and the qualifications, limitations and restrictions thereof."

             FURTHER RESOLVED, that the officers of the Corporation are hereby authorized and directed to take such actions as they in their discretion may deem necessary or appropriate to imple-ment the above amendment.

        The Proposed Amendment will be adopted if approved by the holders of a majority of the outstanding shares of Common Stock and will become effective upon the filing of a Certificate of Amendment with the Delaware Secretary of State.

        The availability of authorized but unissued shares of Common Stock could, under certain circumstances, have an anti-takeover effect. Although the Board of Directors has no present intention of doing so, the issuance of new shares of Common Stock could be used to dilute certain rights of a person seeking to obtain control of the Company should the Board of Directors con-sider the action of such person not to be in the best interest of the share-holders of the Company.

        In the event additional shares of Common Stock are issued by the Compa-ny, existing holders of shares of Common Stock, with the exception of Trans Union Corporation, shall have no preemptive right under the Certificate of Incorporation to purchase any of such shares. No changes will be made in the respective rights and privileges pertaining to the outstanding shares of Com-mon Stock of the Company.

        THE BOARD OF DIRECTORS RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL TO AMEND THE COMPANY'S CERTIFICATE OF INCORPORATION.

                 PROPOSAL TO AMEND THE U.S. STOCK OPTION PLAN

        Proposed Amendment. The Company has a Key Associate Stock Option Plan ("U.S. Stock Option Plan" or "Plan") which is designed to attract and develop strong management, to motivate the Company's executives and to align their interests with the interests of the Company's shareholders through the award of stock options. The Board of Directors and the shareholders have previous-ly authorized a maximum of 5,600,000 shares for issuance under the Plan, of which 1,146,054 currently remain available for future grants. As of the end of the last fiscal year, there were 2,298,812 unexercised options outstanding under the Plan, of which 798,406 are presently vested and "in-the-money" (i.e., the exercise price of the options is less than the current fair market value of the Company's Common Stock). There were 1,223,759 unvested in-the-money options, while 276,647 options are "underwater" (i.e., the exercise price of the options is greater than the current fair market value of the Company's Common Stock).

        On May 24, 1995, the Board approved an amendment to the Plan whereby the number of shares authorized for grant would be increased by 2,000,000, thereby resulting in a total number of authorized shares of 7,600,000. Simultaneously with its approval of the 2,000,000 share increase in the number of shares available under the U.S. Stock Option Plan, the Board authorized a 2,000,000 share decrease in the number of shares currently available under the Company's U.K. Share Option Scheme ("U.K. Stock Option Plan"), resulting in no net increase in the total number of shares available
   for grant under the Company's stock option plans.   The Board hereby requests
   the Company's shareholders to approve the increase in the number of shares subject to the U.S. Stock Option Plan to 7,600,000.

        In addition, the Board approved an amendment to the Plan which specifies that the maximum number of options which may be received by any of the Company's five most highly compensated executive officers in any three-year period may not exceed 300,000. As noted in the Omnibus Budget Reconciliation Act of 1993 ("OBRA") discussion under Report of Compensation Committee below, publicly-held companies may be limited as to deductions for compensation paid to executive officers to the extent that such total compensation exceeds $1,000,000 in any one year. The proposed regulations interpreting OBRA provide that stock options will be exempt under OBRA when they are granted by a committee of two or more outside directors and when the plan under which they are granted has been approved by shareholders. While the Company's Plan already satisfies both of these requirements, an additional condition to exemption requires that option plans set forth a maximum number of options which may be awarded to an executive officer during a specified period of time. Thus, in order to comply with OBRA and avoid the possible loss of future federal deductions attributable to stock options granted under the Plan, the Board has approved the foregoing amendment.

        The Board hereby requests the shareholders to approve the proposal to amend the U.S. Stock Option Plan as described above. Approval of the propos-al to amend the Plan requires the affirmative vote of the holders of a major-ity of the shares of Common Stock present, or represented, and entitled to vote at the meeting. For the duration of the Plan, the Company will reserve and register a sufficient number of shares of Common Stock to satisfy the requirements of the Plan.

        Other Information About the U.S. Stock Option Plan. Shareholders first approved the Plan on November 9, 1983. The Board of Directors may determine when, and if, the Plan should terminate. The Plan is administered by the Board's Compensation Committee, which must be composed of two or more outside directors (none of whom are eligible to receive options under the Plan). See the "Long-Term Incentive Compensation" discussion under Report of Compensation Committee below for a more detailed explanation of how the Compensation Committee is currently administering the Plan. Options granted under the Plan may generally be exercised only during the optionee's continued employment with the Company, provided that the Committee has the discretion to make allowances for instances of retirement, disability and death. The Committee also has the discretion to accelerate the vesting of options. The Company may receive cash, Common Stock or other consideration approved by the Committee as payment for the exercise of options under the Plan.

        The Committee may designate options as either "non-statutory options" or as "incentive stock options" intended to qualify as such under Section 422A of the Internal Revenue Code of 1986, as amended (the "Code"). See the dis-cussion under "Tax Consequences" below. Under the Plan, the Committee has the authority to determine the exercise price of the options, except that the price of incentive stock options may not be less than 100% of the fair market value per share of the Company's Common Stock on the day the option is granted, or, if the optionee owns 10% or more of the total combined voting power of the Common Stock of the Company, 110% of the fair market value per share on the date the option is granted. The Committee, in its discretion, may establish the term of each option, except that incentive stock options may not be exerciseable after the expiration of ten years from the date of grant, or five years from the date of grant if the optionee owns 10% or more of the Common Stock of the Company.

        Tax Consequences. Under currently applicable provisions of the Code, an optionee will not be deemed to receive any income for federal income tax purposes upon the grant of any option under the Plan, nor will the Company be entitled to a tax deduction at that time. Upon the exercise of a non-statutory option, the optionee will be deemed to have received ordinary income in an amount equal to the difference between the exercise price and the market price of the shares on the exercise date. The Company will be allowed an income tax deduction equal to the excess of the market value of the shares on the date of exercise over the cost of the shares to the optionee. Upon the exercise of an incentive stock option, there is no income recognized by the optionee at the time of exercise. If the stock is held at least one year following the exercise date and at least two years from the date of grant of the option, the optionee will realize a capital gain or loss upon sale, measured as the difference between the exercise price and the sale price. If both of these holding period requirements are not satisfied, ordinary income tax treatment will apply to the amount of gain at sale or exercise, whichever is less. If the actual gain exceeds the amount of ordinary income, the excess will be considered short-term or long-term capital gain depending on how long the shares are actually held. No income tax deduction will be allowed by the Company with respect to shares purchased by an optionee upon the exercise of an incentive stock option, provided such shares are held for the required periods as described above.

        THE BOARD OF DIRECTORS RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PRO-POSAL TO AMEND THE COMPANY'S U.S. STOCK OPTION PLAN.

                 COMPENSATION OF DIRECTORS AND EXECUTIVE OFFICERS

   Cash and Other Compensation

        The following table sets forth, for the fiscal years indicated, the cash and other compensation provided by the Company and its subsidiaries to the Chief Executive Officer and each of the four most highly compensated execu-tive officers (the "named executive officers") of the Company in all capaci-ties in which they served.

   SUMMARY COMPENSATION TABLE

                                                           Long
                                                           Term
                                                           Compen-
                                                           sation

                                                                               Payo
                                  Annual                    Awards              uts
                                  Compen-
                                  sation
           (a)               (b)     (c)     (d)     (e)     (f)       (g)       (h)      (i)

                                                                     Securi-
                                                   Other     Re-     ties Un-  LTIP    All
    Name and                Year   Salary   Bonus   Annual  stricted    der-    Pay-  Compensation
    Principal                        ($)      ($)    Com-    Stock     lying    outs     ($)
    Position                                         pen-   Award(s)  Options/  ($)
                                                    sation    ($)     SARs(#)
                                                     ($)


    Charles D. Morgan, Jr.  1995  $279,167    ___    ___     ___ <F1>   13,868    ___   $86,730 <F2&3>
     Chairman of the Board  1994   245,833    ___    ___     ___          ___     ___    80,672
      and President (Chief  1993   221,494  13,362   ___     ___       172,488    ___     2,770
      Executive Officer)


    Rodger S. Kline         1995   181,642    ___    ___     ___ <F1>    9,246    ___   $58,087 <F2&3>
     Chief Operating        1994   163,208    ___    ___     ___          ___     ___    55,240
      Officer, Executive    1993   148,678   8,908   ___     ___       114,990    ___     1,880
      Vice President and
      Treasurer

    James T. Womble         1995   161,367    ___    ___     ___ <F1>    7,122    ___    37,437 <F2&3>
     Executive Vice         1994   147,417    ___    ___     ___          ___     ___    43,253
      President             1993   142,863  18,073   ___     ___       104,214    ___     1,670

    Paul Zaffaroni          1995   148,458    ___    ___     ___         7,512    ___    46,972 <F2&3>
     Senior Vice President  1994   132,708    ___    ___     ___          ___     ___    44,822
                            1993   126,067  17,238   ___     ___        93,432    ___     1,602

    C. Alex Dietz           1995   147,958    ___    ___     ___ <F1>    7,224    ___    47,677 <F2&3>
     Senior Vice President  1994   128,542    ___    ___     ___          ___     ___    43,183
      and Chief             1993   104,666   6,959   ___     ___        89,838    ___     1,409
      Information Officer

<F1> No restricted stock grants were made to the named executive officers during the last three fiscal years. As of March 31, 1995, the last day of the most recent fiscal year, each such officer held 119 shares of re stricted Common Stock. On that date, the shares held by each individual had an aggregate market value of $1,993.


<F2>  A portion of this amount represents the named executive officers'
      at-risk pay for the past fiscal year: Mr. Morgan, $83,203; Mr. Kline, $54,512; Mr. Womble, $34,437; Mr. Zaffaroni, $46,972; and Mr.
      Dietz, $44,043. See discussion of "At-Risk Base Pay" below under "Report of Compensation Committee."

<F3>  A portion of this amount represents the Company's contribution on be half of each named executive officer to the Company's 401(k) Plan:
      Mr. Morgan, $3,527; Mr. Kline, $3,575; Mr. Womble, $3,510; Mr.
      Zaffaroni, $3,655; and Mr. Dietz, $3,634.

   Stock Option Grants

        The following table sets forth information concerning stock options granted under the Company's U.S. Stock Option Plan to the named executive officers.

   OPTION/SAR GRANTS IN LAST FISCAL YEAR

        Individual Grants
              (a)                (b)        (c)       (d)       (e)      (h)

                                           Percent
                                          of Total
                               Number of  Options/
                              Securities    SARs                         Grant
                              underlying   Granted                       Date
                               Options/      to      Exercise           Present
                                 SARs     Employees  or Base   Expira-   Value
                                Granted   in Fiscal   Price     tion    ($) <F3>
              Name             (#) <F1,2>   Year      ($/Sh)    Date


    Charles D. Morgan, Jr. ..   13,868      3.52%    $10.75    5/24/04  $149,081
    Rodger S. Kline .........    9,246      2.34%     10.75    5/24/04    99,394
    James T. Womble .........    7,122      1.81%     10.75    5/24/04    76,562
    Paul Zaffaroni ..........    7,512      1.90%     10.75    5/24/04    80,754
    C. Alex Dietz ...........    7,224      1.83%     10.75    5/24/04    77,658

   <F1>  On May 25, 1994, the Compensation Committee of the Company's Board of
         Directors approved the grant of options to certain key executives, in cluding the named executive officers, in lieu of a portion of the at-risk base pay which was to have been paid in cash to the named executive officers for the fiscal year ended March 31, 1994 as a part of their annual compensation. The exercise price was the fair market value of the Company's stock on the day of grant.


<F2>  These options are fully vested and became immediately exercisable upon the grant date.

<F3>  The grant date present value, which included a 25% premium, was based upon the Black-Scholes Option Valuation Model, a widely recognized method of valuing options. The following underlying assumptions were used to derive the present value of these options: expected volatility of the Company's stock of 13.11%, based upon the actual monthly vola tility for the two years prior to the grant date; a risk-free rate of return of 7.12%, based on the yield of the ten year U.S. treasury notes as of the grant date; and exercise of the option ten years after the grant date. The actual value, if any, the named executive officers may realize will depend on the excess of the stock price over the exercise price on the date the option is exercised; consequently, there is no assurance the value realized by the named executive officers will be at or near the value estimated by the Black-Scholes Model.

   Stock Option Exercises and Holdings

        The following table sets forth information concerning stock options ex-ercised during the last fiscal year and stock options held as of the end of the last fiscal year by the named executive officers.

   AGGREGATED OPTION/SAR EXERCISES IN LAST FISCAL YEAR AND
   FY-END OPTION/SAR VALUES

            (a)                       (b)               (c)                        (d)                              (e)
                                                                                Number of
                                                                                Securities                        Value of
                                                                                Underlying                       Unexercised
                                                                                Unexercised                     in-the-Money
                                                                                Options/SARs                     Options/SARs
                                     Shares            Value                 at Fiscal Year-End                at Fiscal Year-End
                                   Acquired on        Realized                      (#)                               ($)
            Name                   Exercise (#)         ($)              Exercisable   Unexercisable      Exercisable  Unexercisable

    Charles D. Morgan, Jr.            0                 $ 0               52,160        134,196           $ 325,947      $ 850,961
    Rodger S. Kline                   0                   0               51,673         89,463             447,556        567,115
    James T. Womble                   0                   0               30,256         81,080             189,385        513,982
    Paul Zaffaroni                    0                   0               83,065         94,479             875,153        717,868
    C. Alex Dietz                     0                   0               71,067         85,995             746,186        647,032

   Compensation of Directors

        Each director who is not an officer of the Company receives a $6,000 annual retainer and a $1,500 fee for each meeting he or she attends. Direc-tors who are officers of the Company do not receive any additional compensa-tion for their service as directors.

   Compensation Committee Interlocks and Insider Participation

        The members of the Compensation Committee are William T. Dillard II and Walter V. Smiley. No compensation committee interlocks exist with respect to the Board's Compensation Committee, nor do any present or past officers of the Company serve on the Compensation Committee.

   Report of Compensation Committee

        Decisions on compensation of the Company's executives are made by the Compensation Committee of the Board of Directors. The members of the Compen-sation Committee are outside directors. Set forth below is a report submit-ted by William T. Dillard II and Walter V. Smiley in their capacity as the Board's Compensation Committee addressing the compensation policy for the Company's executive management group, for the four senior executive officers named in the tables above and for Mr. Morgan.

   Compensation Policies For Executive Officers

        The Company's executive compensation program is based on beliefs and guiding principles designed to align executive compensation with business strategy, Company values and management initiatives. The program:

        * Aligns the executives' interests with the shareholders' and investors' interests.
        * Motivates executives to achieve the highest level of perfor mance.
        * Retains key executives by linking executive compensation to Company performance.
        * Attracts the best candidates through competitive, growth-ori ented plans.

        The resulting executive compensation program is targeted to provide an overall level of compensation opportunity that is competitive within the mar-kets in which the Company competes, as well as within a broader group of com-panies of comparable size and complexity. Actual compensation levels may eventually be greater than or less than the average competitive market lev-els, based upon the achievement of the Company, as well as upon individual performance. The Compensation Committee uses its discretion to set the pa-rameters of the executive compensation program when, in its judgment, exter-nal, internal and/or individual circumstances warrant it. Increased orienta-tion of executive compensation policies toward long-term performance has been accompanied by increased utilization of objective performance criteria. See "Components of Compensation of Executive Officers."

        The Compensation Committee also endorses the position that stock owner-ship by management and stock-based performance compensation arrangements are beneficial in aligning management's and shareholders' interests and the en-hancement of shareholder value. Thus, the Committee has also increasingly utilized these elements in the Company's compensation program for its execu-tive officers.

   Components of Compensation of Executive Officers

        Compensation paid to the Company's executive officers in fiscal 1995, the separate elements of which are discussed below, consisted of the follow-ing: not-at-risk base pay, at-risk base pay for fiscal 1995, and long-term incentive compensation granted under the Company's stock option plans. The Compensation Committee's increasing emphasis on tying pay to long-term per-formance criteria is reflected in the composition of target compensation for executive officers: not-at-risk base pay (40%); at-risk base pay (25%); and long-term incentive compensation (35%).

        Not-At-Risk Base Pay - Base pay levels are largely determined through market comparisons. Actual salaries are based on individual performance con-tributions within a salary range that has been established through job evalu-ation. Base salaries for senior executives are targeted to represent 40% of total compensation, which includes the annual at-risk base pay and long-term incentives compensation. For other corporate and business unit level execu-tives, base salaries are targeted at 50-60% of total compensation. For fis-cal 1995, the not-at-risk base pay was 40% for senior executives and 50-60% for all other executives.

        At-Risk Base Pay - The at-risk base pay for senior executives is largely determined by earnings per share performance for the Company and is targeted to represent 25% of total compensation for senior executives and 20-25% for other corporate and business unit level executives. For fiscal 1995, the Company's earnings per share goal was $.525 per share ($1.05 pre-stock split). The Company's actual earnings per share was $.54 per share. The at-risk base pay for executive officers represented 25% of their total compensa-tion for fiscal 1995.

        Long-Term Incentive Compensation - The Committee's Long-Term Incentive plan is presently composed of awards of non-statutory stock options designed to align long-term interests between the Company's executives and its share-holders and to assist in the retention of key executives. The long-term in-centives represent 35% of total compensation for senior executives and 20-25% for other corporate and business unit level executives. Under the Company's stock option plans, senior executives were awarded the equivalent of three years of stock options in fiscal 1993 to further induce them to adopt a long-term view of stockholders. One-fourth of the options awarded were priced at the then current market value, one-fourth were priced at a 50% premium over the then current market value and the remaining one-half were priced at a 100% premium over the then-current market value. Consequently, the full val-ue of the options cannot be realized until the price of the Company's stock more than doubles from the fair market value on the day of grant. Senior executives will not be eligible for new grants of options under the Long-Term Incentive Compensation plan until fiscal 1996. The stock options vest incrementally over a nine-year period. Based on the grants made to the Company's senior executives in 1993, the long-term incentive compensation for fiscal 1995 was 35% for senior executives and 20-25% for all other execu-tives.

        Other Compensation Plans - The Company maintains certain broad-based employee benefit plans in which executives officers are permitted to partici-pate on the same terms as non-executive associates who meet applicable eligi-bility criteria, subject to any legal limitations on the amounts that may be contributed or the benefits that may be payable under the plans.

   Mr. Morgan's Fiscal 1995 Compensation

        In fiscal 1995, the Company's revenue and earnings increased 33% and 48%, respectively, a record year in both revenue and earnings for the Compa-ny. Additionally, the Company's return on stockholders' equity increased from 13.2% in fiscal 1994 to 15.3% in fiscal 1995, and the Company's stock price increased 61% over the prior year, compared to only an 11% increase in the Nasdaq Stock Market - US Index and a 36% increase in the Nasdaq Stock
   Market - Computer and Data Processing Index over the same period.   Because
   of the Company's performance and Mr. Morgan's performance in fiscal 1994, Mr. Morgan's fiscal 1995 base pay increased 14% over fiscal 1994.

        In fiscal 1995, the Company's earnings per share results were the prima-ry basis for determining the at-risk base pay earned by Mr. Morgan. For fis-cal 1995, the Company's earnings per share goal of $.525 per share ($1.05 pre-stock split) was met. As such, the target at-risk base pay of 25% of to-tal compensation was achieved by Mr. Morgan and was paid in cash. Mr. Morgan did not receive any stock option grants under the Company's Long-Term Incen-tive plan described above in fiscal 1995. Mr. Morgan's long-term incentive compensation in 1993 consisted of a three-year grant of non-statutory stock options. The purpose of the grant was to further encourage Mr. Morgan's long-term performance while aligning management's and shareholders' interests in the performance of the Company's Common Stock.

   Omnibus Budget Reconciliation Act of 1993

        The Omnibus Budget Reconciliation Act of 1993 ("OBRA") generally pre-vents public corporations from deducting as a business expense that portion of the compensation paid to the named executive officers in the Summary Com-pensation Table that exceeds $1,000,000. However, this deduction limit does not apply to "performance-based compensation" paid pursuant to plans approved by shareholders. The Board has modified its compensation plans so as to com-ply with OBRA and thereby retain the deductibility of executive compensation. See "Proposal to Amend the U.S. Stock Option Plan" above.

   SUBMITTED BY THE COMPENSATION COMMITTEE OF THE COMPANY'S BOARD OF DIRECTORS.

             William T. Dillard II                   Walter V. Smiley


   Company Performance

        The graph below compares for each of the last five fiscal years the cu-mulative total return on the Company's Common Stock, the Nasdaq Stock Market
   - U.S. Index and the Nasdaq Stock Market - Computer and Data Processing In-dex. The cumulative total return on the Company's Common Stock assumes $100 invested on March 31, 1990 in the Company's Common Stock and assumes rein-vestment of dividends.

        The following table is submitted in lieu of the required graph:

         YEAR              1990   1991    1992    1993    1994    1995

   Acxiom Corporation      $100  $ 91     $ 70    $156    $184    $298
   NASDAQ - US Index        100   114      146     167     181     201
   NASDAQ - Computer & DP   100   134      198     222     227     309

                               CERTAIN TRANSACTIONS

        1. On May 24, 1995, the Board of Directors approved an aircraft lease between the Company and MorAir, Inc., a corporation controlled by Charles D. Morgan, Jr. and his wife, Jane D. Morgan, for an amount currently estimated to be $68,000 per month, plus maintenance and insurance. The term of the lease is expected to begin on November 1, 1995 and continue until July 31, 1998. This lease will replace the lease described in paragraph 2 below.
   The terms of the proposed lease have been found by the Board to be as good or better than those which could have been obtained from an unrelated third party.

        2. On March 12, 1993, the Company leased an aircraft from CJ Enterpris-es, Inc., a corporation controlled by Charles D. Morgan, Jr. and his wife, Jane D. Morgan, for $18,500 per month, plus maintenance and insurance. The term of this aircraft lease expires on March 11, 1996. In order to obtain the most favorable lease payment terms, the Company guaranteed a loan execut-ed by Mr. and Mrs. Morgan for the purchase of the leased aircraft. As of April 30, 1995, the outstanding amount of the loan was approximately $1,416,000.00. The terms of the lease have been found by the Board to be as good or better than those which could have been obtained from an unrelated third party. This lease and loan guaranty will terminate upon the effective date of the lease described in paragraph 1 above.

        3. On July 15, 1994, the Company executed an asset purchase agreement, effective as of June 1, 1994, to sell certain U.S. assets of BSA, Inc., a wholly-owned subsidiary of the Company, to MorTech, Inc. for $500,000. Charles D. Morgan, Jr. is the principal shareholder of MorTech, Inc. The proposed sale was evaluated by an independent committee of the Company's out-side directors which engaged a reputable business valuation firm to render a fairness opinion regarding the proposed sale. The asset purchase agreement was executed by the Company upon receipt of the business valuation firm's favorable fairness opinion, receipt of a favorable legal opinion from the Company's outside securities counsel, and a positive recommendation from the independent committee of outside directors.

        4. The Company has executed a one-year services agreement with Dillard Department Stores, Inc. ("DDS"). The agreement has an effective date of April 19, 1995, and may be renewed for additional one-year terms. William T. Dillard II is an outside director of the Company in addition to his primary duties as President and Chief Operating of DDS. The agreement requires the Company to supply certain software, hardware and related services to assist DDS in the management of their customer marketing databases. In consider-ation for these services, DDS will pay the Company approximately $581,000 during the first year of the agreement. The terms of the agreement were ar-ranged in the ordinary course of business, on substantially the same terms as those prevailing generally in comparable transactions with unrelated persons, and involved no unfavorable features to the Company or special benefits to Mr. Dillard or DDS.

        5. In accordance with that certain Data Center Management Agreement dated July 27, 1992 (the "Agreement") between the Company and Trans Union Corporation ("Trans Union") which became effective on August 31, 1992, the Company (through its subsidiary, Acxiom CDC, Inc.) acquired all of Trans

   Union's interest in its Chicago data center and agreed to provide Trans Union with various data center management services. Under the Agreement, Trans Union had the right to terminate the Agreement at the end of the first 2 1/2 years (February 28, 1995). However, pursuant to an amendment to the Agree-ment (the "Amendment") dated August 31, 1994, Trans Union gave the Company notice that it would continue the Agreement for the remaining 7 1/2 years of the Agreement.

        In connection with the Agreement, on August 31, 1992, the Company issued to Trans Union 960,000 shares (the "Initial Shares") of Common Stock, subject to certain put and call provisions. Pursuant to the Amendment, Trans Union relinquished its right to cause the Company to repurchase the Initial Shares between years 2 1/2 and 5 at the higher of $5.625 per share or fair market value, and the Company relinquished its right to call the stock during the same period at $8.438 per share.

        On August 31, 1992 the Company issued a warrant ("Warrant") to Trans Union to purchase up to 2,000,000 additional shares prior to August 31, 2000, at exercise prices ranging from $5.625 per share to $7.125 per share. Howev-er, not more than 500,000 shares could have been purchased under the Warrant unless Trans Union agreed to extend the Agreement beyond February 28, 1995 for the additional 7 1/2 years, which it has now done pursuant to the Amendment.

        Trans Union presently owns the 960,000 Initial Shares, or 4.3% of the currently issued and outstanding shares of the Company's Common Stock. Upon acquisition of the 2,000,000 shares which could currently be purchased under the Warrant, Trans Union would beneficially own 2,960,000 shares, or 12.1% of the Company's then issued and outstanding shares. However, the amount of stock which may be purchased by Trans Union under the Warrant is limited so that Trans Union's total holdings under the Warrant and the Agreement may not exceed 10% of the Company's then issued and outstanding shares. Based upon the number of shares currently issued and outstanding, Trans Union would be able to obtain approximately 1,425,000 of the 2,000,000 Warrant shares.
   Trans Union retains the right, however, to acquire additional shares of Com-mon Stock on the open market. In addition, pursuant to the Agreement, Trans Union has preemptive rights whereby it may, under certain circumstances, pur-chase additional shares of Common Stock in the event the Company issues such additional shares. Such preemptive rights provide Trans Union with the abil-ity to maintain its percentage ownership of Common Stock acquired pursuant to the Agreement.

        In addition, effective October 26, 1994, the Company and Trans Union's parent company, Marmon Industrial Corporation ("MIC"), entered into a Stock Purchase Agreement wherein the Company agreed to sell, and MIC agreed to buy, 1,000,000 shares of newly issued Common Stock of the Company (the "Addition-al Shares") for $11.96 per share. The purchase price of the Additional Shares was established on August 31, 1994 pursuant to a letter agreement be-tween the Company and Trans Union. Taking into account the exercisable War-rant shares beneficially owned by Trans Union, Trans Union and MIC would jointly beneficially own 3,385,000 shares, or 14.2% of the Company's then issued and outstanding shares.

        Pursuant to a letter agreement dated July 27, 1992, which was executed in connection with the Agreement, the Company agreed to use its best efforts to cause one person designated by Trans Union to be elected to the Company's Board of Directors. Trans Union designated its CEO and President, Harry C.

   Gambill, who was appointed to fill a vacancy on the Board in November 1992 and was elected at the August 4, 1993 Annual Meeting of Shareholders to serve a three-year term. This undertaking by the Company is in effect from August 31, 1992 until the latter of the tenth anniversary of that date or termina-tion of the Agreement. Pursuant to a second letter agreement dated August 31, 1994, which was executed in connection with the Amendment, the Company agreed to amend the letter agreement dated July 27, 1992 and use its best efforts to cause two persons designated by Trans Union to be elected to the Company's Board of Directors. In addition to Mr. Gambill, Trans Union desig-nated Robert A. Pritzker, an executive officer of MIC, who was appointed to fill a newly created position on the Company's Board of Directors on October 26, 1994. Mr. Pritzker is among the nominees to be voted upon at the August 2, 1995 Annual Meeting. See "Election of Directors" above. This undertaking by the Company is in effect from August 31, 1994 until the latter of the tenth anniversary of August 31, 1992 or termination of the Agreement.

                       SECTION 16(a) REPORTING DELINQUENCIES

        Section 16(a) of the Securities Exchange Act of 1934 requires the Company's officers and directors, and persons who own more than ten percent of a registered class of the Company's equity securities, to file reports of ownership and changes in ownership with the Securities and Exchange Commis-sion and the National Association of Securities Dealers, Inc. Officers, di-rectors and greater than ten percent shareholders are required by SEC regula-tion to furnish the Company with copies of all Section 16(a) forms they file.

        Based solely on its review of the copies of such forms received by it, or written representations from certain reporting persons that no Forms 5 were required for those persons, the Company believes that during the past fiscal year, all filing requirements applicable to its officers, directors, and greater than ten percent beneficial owners were met.

                          INDEPENDENT PUBLIC ACCOUNTANTS

        The Board of Directors has selected KPMG Peat Marwick as the Company's independent public accountants and auditors, a position that firm has held since the Company's initial offering of securities to the public in 1983. Representatives of KPMG Peat Marwick are expected to be present at the Annual Meeting with the opportunity to make a statement if they desire to do so and to respond to appropriate questions.

                        SUBMISSION OF SHAREHOLDER PROPOSALS

        Any shareholder proposal to be presented at the 1996 Annual Meeting should be directed to the Secretary of the Company, 301 Industrial Boulevard, Conway, Arkansas 72032, and must be received by the Company on or before Feb-ruary 15, 1996. Any such proposal must comply with the requirements of Rule 14a-8 of the Securities Exchange Act of 1934.

                         ADDITIONAL INFORMATION AVAILABLE

        Upon written request, the Company will furnish, without charge, a copy of the Company's most recent Annual Report on Form 10-K, as filed with the United States Securities and Exchange Commission, including the financial statements and schedules thereto. The written request should be sent to Catherine L. Hughes, Secretary of the Company, P.O. Box 2000, 301 Industrial Boulevard, Conway, Arkansas 72033-2000.

                                   OTHER MATTERS

        The Board of Directors does not intend to present and does not have any reason to believe that others will present any items of business at the Annu-al Meeting other than as stated in the Notice of Annual Meeting of Sharehold-ers. If, however, other matters are properly brought before the meeting, it is the intention of the persons named in the accompanying Proxy to vote the shares represented thereby in accordance with their best judgment, and dis-cretionary authority to do so is included in the Proxy.

   By Order of the Board of Directors



   Catherine L. Hughes
   Secretary

   Conway, Arkansas
   June 14, 1995

                                    PROXY CARD

   PROXY                                                                 PROXY
                                ACXIOM CORPORATION
            This Proxy Is Solicited on Behalf of The Board of Directors
                      for the Annual Meeting of Shareholders
                           to be Held on August 2, 1995

   The undersigned hereby appoints Catherine L. Hughes and Shayne D. Smith as Proxies, or either of them, with the power to appoint their substitutes, and hereby authorizes them to represent and vote, as designated below, all of the shares of Common Stock of Acxiom Corporation held of record by the under-signed on June 7, 1995, at the Annual Meeting of Shareholders to be held at 301 Industrial Boulevard, Conway, Arkansas 72033-2000 on August 2, 1995, or any adjournment or adjournments thereof.

   THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED STOCKHOLDER. IF NO DIRECTION IS MADE, THE PROXY WILL BE VOTED FOR ALL PROPOSALS.

   Please mark, sign, date and return the proxy card promptly using the enclosed envelope.

            The Board of Directors recommends a vote FOR all proposals

                       FOR all
                       nominees     WITHHOLD
                   listed at right  AUTHORITY
   1. Election of          [  ]      [   ]   (INSTRUCTION:  To withhold author-
      Directors                               ity to vote for an individual
                                              nominee, strike a line through the
                                              nominee's name in the list below.)

                                              Nominees: Rodger S. Kline
                                                        Robert A. Pritzker
                                                        James T. Womble


   2. Proposal to amend the Certificate of Incorporation to increase the number of authorized shares of Common Stock.

              [ ]  FOR          [ ]  AGAINST          [ ]  ABSTAIN

   3. Proposal to amend the Company's U.S. Stock Option Plan.

              [ ]  FOR          [ ]  AGAINST          [ ]  ABSTAIN

   4. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the meeting.

                                      Dated _____________________, 1995

                                      ______________________________________
                                      Signature(s)

                                      ______________________________________
                                      Signature(s)

   Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.